Expense Example, No Redemption - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Emerging Asia Fund - Class A
Expense Example, No Redemption:
1 Year	$ 692
3 Years	940
5 Years	1,207
10 Years	1,967
Fidelity Advisor Emerging Asia Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,094
Fidelity Advisor Emerging Asia Fund - Class M
Expense Example, No Redemption:
1 Year	494
3 Years	799
5 Years	1,125
10 Years	2,046
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
Fidelity Advisor Emerging Asia Fund - Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002